American Customer Satisfaction ETF

SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Airlines - 4.8%
Alaska Air Group, Inc. (1)	66,223	$3,521,739

Apparel - 2.5%
Nike, Inc. - Class B	16,207	1,788,767

Auto Manufacturers - 4.3%
Tesla, Inc. (1)	11,844	3,100,404

Beverages - 2.4%
The Coca-Cola Co.	29,424	1,771,913

Commercial Services - 2.5%
Avis Budget Group, Inc. (1)	8,046	1,839,879

Computers - 9.7%
Apple, Inc.	36,416	7,063,611

Diversified Financial Services - 8.9%
Ally Financial, Inc.	74,782	2,019,862
Capital One Financial Corp.	20,529	2,245,257
The Charles Schwab Corp.	39,400	2,233,192
		6,498,311
Electric - 2.4%
CenterPoint Energy, Inc.	30,159	879,135
NextEra Energy, Inc.	11,751	871,924
		1,751,059
Food - 4.9%
The Hershey Co.	9,523	2,377,893
The Kroger Co.	25,395	1,193,565
		3,571,458
Gas - 1.3%
Atmos Energy Corp.	7,997	930,371

Healthcare - Services - 3.4%
Humana, Inc.	2,677	1,196,967
UnitedHealth Group, Inc.	2,714	1,304,457
		2,501,424
Insurance - 5.3%
MetLife, Inc.	32,867	1,857,972
The Travelers Cos, Inc.	11,355	1,971,909
		3,829,881
Internet - 15.7%
Alphabet, Inc. - Class C (1)	23,521	2,845,335
Amazon.com, Inc. (1)	41,966	5,470,688
Chewy, Inc. - Class A (1)	55,335	2,184,073
Pinterest, Inc. - Class A (1)	32,850	898,119
		11,398,215
Lodging - 2.8%
Hyatt Hotels Corp. - Class A	18,022	2,064,961

Media - 1.7%
The Walt Disney Co. (1)	13,924	1,243,135

Pharmaceuticals - 3.4%
CVS Health Corp.	35,904	2,482,043

Retail - 8.5%
American Eagle Outfitters, Inc.	89,407	1,055,003
Costco Wholesale Corp.	4,499	2,422,172
Papa John's International, Inc.	19,106	1,410,596
The TJX Cos, Inc.	15,602	1,322,893
		6,210,664
Software - 4.1%
Microsoft Corp.	8,813	3,001,179

Telecommunications - 7.5%
AT&T, Inc.	94,453	1,506,525
Motorola Solutions, Inc.	4,533	1,329,438
T-Mobile US, Inc. (1)	6,203	861,597
Verizon Communications, Inc.	47,011	1,748,339
		5,445,899
Transportation - 3.6%
United Parcel Service, Inc. - Class B	14,763	2,646,268

Total Common Stocks		72,661,181
(Cost $69,524,562)

Short-Term Investments - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund, Class X, 5.006% (2)	202,533	202,533
Total Short-Term Investments
(Cost $202,533)		202,533

Total Investments in Securities - 100.0%
(Cost $69,727,095)		72,863,714
Liabilities in Excess of Other Assets - (0.0)% (3)		(11,821)
Total Net Assets - 100.0%		$72,851,893

(1)	Non-income producing security.
(2)	The rate shown is the annualized seven-day effective yield as of June 30, 2023.
(3)	Does not round to 0.1% or (0.1)%, as applicable.

Summary of Fair Value Exposure at June 30, 2023 (Unaudited)

The American Customer Satisfaction ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$72,661,181	$–	$–	$72,661,181
Short-Term Investments	202,533	–	–	202,533
Total Investments in Securities	$72,863,714	$–	$–	$72,863,714

(1) See Schedule of Investments for the industry breakout.